Other Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2012
Other Income And Expenses [Abstract]
Components of Other Income

Other income consisted of the following (in millions):

	Years Ended December 31,
	2012	2011	2010
Gain on sale of products	$88.7	$—	$—
Gain on sale of investments	28.8	0.8	25.6
Gain on sale of divested products	24.0	—	—
Loss on foreign exchange derivative	(70.4)	—	—
Bridge loan expenses	(37.1)	—	—
Earnings (losses) on equity method investments	1.3	(4.5)	1.6
Other income (expense)	$3.2	$3.2	$0.5

	$38.5	$(0.5)	$27.7